Shareholder Report, Average Annual Return (Details)	12 Months Ended	26 Months Ended	37 Months Ended	57 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	(3.98%)				1.50%	0.99%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	(0.89%)				1.72%	0.72%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	(3.99%)				(2.68%)	0.89%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	(0.90%)				(2.48%)	0.62%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	(5.31%)	(0.06%)
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	0.81%				2.50%	1.48%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	0.09%				1.72%	0.72%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	1.16%				2.77%	1.74%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	0.83%				(1.73%)	1.38%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without sales charge)
Average Annual Return, Percent	0.08%				(2.48%)	0.62%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	1.11%				(1.48%)	1.64%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	(4.10%)			6.34%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	(0.56%)	2.28%
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I (without sales charge)
Average Annual Return, Percent	(0.31%)		(6.99%)
The MSCI World Index Gross (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The MSCI World Index Gross (USD)
Average Annual Return, Percent	20.75%				12.32%	9.73%
FTSE Global Core Infrastructure 50/50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Index
Average Annual Return, Percent	5.29%				3.88%	5.62%
Dow Jones Brookfield Global Infrastructure Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Composite Index
Average Annual Return, Percent	3.77%				3.01%	3.16%
The MSCI World Index Gross (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The MSCI World Index Gross (USD)
Average Annual Return, Percent	20.75%				12.32%	9.73%
FTSE Global Core Infrastructure 50/50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Index
Average Annual Return, Percent	5.29%				3.88%	5.62%
Dow Jones Brookfield Global Infrastructure Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Composite Index
Average Annual Return, Percent	3.77%				3.01%	3.16%
The MSCI World Index Gross (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The MSCI World index Gross (USD)
Average Annual Return, Percent	20.75%				12.32%	9.73%
FTSE Global Core Infrastructure 50/50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Index
Average Annual Return, Percent	5.29%				3.88%	5.62%
Dow Jones Brookfield Global Infrastructure Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Brookfield Global Infrastructure Composite Index
Average Annual Return, Percent	3.77%				3.01%	3.16%
MSCI THE WORLD INDEX Gross (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI THE WORLD INDEX Gross (USD)
Average Annual Return, Percent	20.75%				12.32%	9.73%
FTSE EPRA/NAREIT Developed Net TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Net TR
Average Annual Return, Percent	4.54%				(0.69%)	2.04%
MSCI THE WORLD INDEX Gross (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI THE WORLD INDEX Gross (USD)
Average Annual Return, Percent	20.75%				12.32%	9.73%
FTSE EPRA/NAREIT Developed Net TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Net TR
Average Annual Return, Percent	4.54%				(0.69%)	2.04%
MSCI THE WORLD INDEX Gross (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI THE WORLD INDEX Gross (USD)
Average Annual Return, Percent	20.75%				12.32%	9.73%
FTSE EPRA/NAREIT Developed Net TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Net TR
Average Annual Return, Percent	4.54%				(0.69%)	2.04%
The MSCI World Index Gross (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI THE WORLD INDEX Gross (USD)
Average Annual Return, Percent	20.75%			13.10%
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return, Percent	12.55%	6.65%
The MSCI World Index Gross (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Net (USD)
Average Annual Return, Percent	12.55%		(5.07%)